ORGANIZATION AND BUSINESS DESCRIPTION (Tables)	12 Months Ended
Sep. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF CONSOLIDATED FINANCIAL STATEMENTS OF ENTITIES

The consolidated financial statements of the Company as of September 30, 2024 include the following entities:

Entity	Date of Formation	Place of Incorporation	% of Ownership	Major business activities
Starbox Group Holdings Ltd (“Starbox Group”)	September 13, 2021	Cayman Islands	Parent	Investment holding

Starbox International Ltd (“Starbox International”)	March 29, 2023	BVI	100%	Investment holding

Starbox Global Ltd (“Starbox Global”)	March 29, 2023	BVI	100%	Investment holding

Starbox Holdings Berhad (“Starbox Berhad”)	July 24, 2019	Malaysia	100%	Investment holding

Starbox Technologies Sdn Bhd (“StarboxGB”)	July 24, 2019	Malaysia	100%	Network marketing and facilitating online and offline transactions between retail merchants and retail shoppers through cash rebate programs offered by retail merchants, comprehensive marketing services, and software development

Starbox TV Sdn Bhd (“StarboxSB”)	July 23, 2019	Malaysia	100%	Providing digital advertising services to retail merchant customers, TV programming and broadcasting services, and software development

Paybats Sdn Bhd (“StarboxPB”)	May 21, 2019	Malaysia	100%	Providing secured payment solution services to retail merchant customers

Irace Technology Limited (“Irace Technology”)	September 07, 2023	BVI	100%	Software development, marketing, and licensing

One Eighty Holdings Ltd (“One Eighty Ltd”)	October 17, 2022	Cayman Islands	51%	Investment holding

One Eighty Holdings Sdn Bhd (“One Eighty Bhd”)	October 14, 2022	Malaysia	51%	Investment holding

Benefit Pointer Limited (“Benefit Pointer”)	September 7, 2023	BVI	51%	Software development, marketing, and licensing

180 Degrees Brandcom Sdn Bhd (“180 Degrees”)	March 28, 2013	Malaysia	51%	Providing digital marketing, advertising consulting, and design services

Media Elements Sdn Bhd (“Media Elements”)	October 4, 2002	Malaysia	51%	Providing online and offline advertisement, social media, and big data management services
Trade Router **	May 26, 2021	Republic of Seychelles	100%	Software development
ProSeeds **	October 8, 2021	Republic of Seychelles	100%	Software development
Rainbow Worldwide *	January 10, 2023	Samoa	100%	Software development
Carnegie Hill **	August 18, 2023	Republic of Seychelles	100%	Software development

*	Dissolved in August 2024
**	Dissolved in January 2025.